RELATED PARTIES - Narrative (Details) - EUR (€) € in Millions	1 Months Ended
	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 13, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 2,056	€ 2,129	€ 2,391
Secured French PGE French Facility (due 2022)
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 0	€ 180
Extension period	5 years
Secured French PGE French Facility (due 2022) | French Government
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 180
Percentage of borrowings guaranteed					80.00%
Secured French PGE French Facility (due 2022) | French Government | BPI France
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 30